Borrowings - Subsidiaries (Details) $ in Thousands, € in Millions, R$ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 1,593,009			$ 779,556	$ 904,949
Rabobank Granted December 2025
Disclosure of detailed information about borrowings [line items]
Nominal amount	200,000
Total borrowings	$ 200,000			0
Adjustment to interest rate basis (as a percent)	6.95%	6.95%	6.95%
Brazilian subsidiaries | Certificados Recebíveis do Agronegócio (CRA)
Disclosure of detailed information about borrowings [line items]
Nominal amount | R$		R$ 400.0
Total borrowings	$ 72,700	R$ 400.0		64,600
Borrowings, interest rate	3.80%	3.80%	3.80%
Brazilian subsidiaries | Debênture
Disclosure of detailed information about borrowings [line items]
Nominal amount | R$		R$ 359.9
Total borrowings	$ 65,400	R$ 359.9		64,600
Borrowings, interest rate	4.24%	4.24%	4.24%
Brazilian subsidiaries | Certificados Recebíveis do Agronegócio (CRA) due July 2031/July 2034
Disclosure of detailed information about borrowings [line items]
Nominal amount | R$		R$ 400.0
Total borrowings	$ 72,700	R$ 400.0		64,600
Brazilian subsidiaries | Ecoagro CRA Loan Due July 2031
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.80%	6.80%	6.80%
Brazilian subsidiaries | Ecoagro CRA Loan Due July 2034
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	12.65%	12.65%	12.65%
Uruguay Subsidiaries | Rabobank Granted July 2025
Disclosure of detailed information about borrowings [line items]
Nominal amount	$ 29,400
Total borrowings	$ 34,500		€ 29.4	$ 0
Adjustment to interest rate basis (as a percent)	4.07%	4.07%	4.07%